Commitments and Contingencies - Changes in Carrying Amount of Service and Product Warranties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Product Liability Contingency [Line Items]
Beginning balance	$ 29,355	$ 30,050
Service and product warranty provision	55,710	50,096
Payments	(53,328)	(53,937)
Acquired	22,170	3,575
Translation	430	(429)
Ending balance	$ 54,337	$ 29,355